UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09375
                                   811-09633

Name of Fund: Merrill Lynch Global Financial Services Fund, Inc.
              Global Financial Services Master Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 10/01/04 - 03/31/05

Item 1 - Report to Stockholders

                                        Merrill Lynch
                                        Global Financial
                                        Services Fund, Inc.

                                        Semi-Annual Report
                                        March 31, 2005

Merrill Lynch Global Financial Services Fund, Inc.

Worldwide Investments as of March 31, 2005

                                                                     Percent of
Ten Largest Equity Holdings                                          Net Assets
--------------------------------------------------------------------------------
New Century Financial Corp. ........................................     7.6
Kensington Group Plc ...............................................     6.1
American Home Mortgage
   Investment Corp. ................................................     5.9
PXRE Group Ltd. ....................................................     4.7
Friedman, Billings, Ramsey Group, Inc. .............................
   Class A .........................................................     4.5
Korean Reinsurance Co. .............................................     3.8
ACE Ltd. ...........................................................     3.6
Bank Central Asia Tbk PT ...........................................     3.4
Hana Bank ..........................................................     3.2
Oriental Fire & Marine
   Insurance Co., Ltd. .............................................     3.1
--------------------------------------------------------------------------------

Industries Represented in                                            Percent of
the Portfolio*                                                       Net Assets
--------------------------------------------------------------------------------
Insurance ...............................................               28.3%
Commercial Banks ........................................               25.2
Real Estate .............................................               19.0
Thrifts & Mortgage Finance ..............................               11.6
Capital Markets .........................................                5.6
Consumer Finance ........................................                5.4
Diversified Financial Services ..........................                1.1
Commercial Services & Supplies ..........................                0.7
--------------------------------------------------------------------------------
* For Portfolio compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Geographic Allocation                                                 Percent of
by Country                                                     Total Investments
--------------------------------------------------------------------------------
United States ...........................................               32.9%
South Korea .............................................               17.5
United Kingdom ..........................................               12.0
Bermuda .................................................               10.3
Germany .................................................                4.5
Japan ...................................................                3.8
Indonesia ...............................................                3.3
India ...................................................                2.6
Ireland .................................................                1.8
Turkey ..................................................                1.5
Russia ..................................................                0.9
Denmark .................................................                0.8
Netherlands .............................................                0.8
Hong Kong ...............................................                0.7
Belgium .................................................                0.5
Hungary .................................................                0.4
Spain ...................................................                0.2
Australia ...............................................                0.1
China ...................................................                0.1
France ..................................................                0.1
Canada ..................................................                 --*
Other** .................................................                5.2
--------------------------------------------------------------------------------
*     Amount is less than 0.1%.
**    Includes portfolio holdings in short-term investments.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005

A Letter From the President

Dear Shareholder

Financial markets broadly posted positive returns over the most recent reporting period, with international equities providing some of the most impressive results.

Total Returns as of March 31, 2005                                      6-month         12-month
================================================================================================
U.S. equities (Standard & Poor's 500 Index)                             + 6.88%         + 6.69%
------------------------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                            + 8.00          + 5.41
------------------------------------------------------------------------------------------------
International equities (MSCI Europe Australasia Far East Index)         +15.13          +15.06
------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                     + 0.47          + 1.15
------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)          + 1.21          + 2.67
------------------------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)          + 3.39          + 7.84
------------------------------------------------------------------------------------------------

The U.S. economy continued to show resilience in the face of the Federal Reserve Board's (the Fed's) continued interest rate hikes and, more recently, higher oil prices. The Fed's measured tightening program brought the federal funds rate to 2.75% by period-end as the central bank continued its campaign to combat emergent inflation. In fact, business costs have been rising, which is beginning to put pressure on corporate profit margins. Consumer prices have been moving up as well, particularly in the areas of gasoline prices, healthcare costs, housing and education.

U.S. equities ended 2004 in a strong rally, but stumbled into negative territory in the first quarter of 2005. On the positive side, corporations have been accelerating their hiring plans, capital spending remains reasonably robust and merger-and-acquisition activity has increased. Offsetting the positives are slowing corporate earnings growth, renewed energy price concerns and the potential for an economic slowdown later this year. International equities, especially in Asia, have benefited from higher economic growth rates. China, in particular, recorded growth of more than 9% in 2004.

In the bond market, long-term interest rates finally began to inch higher while significant increases have been recorded on the short end. This resulted in a flattening of the yield curve throughout much of the current reporting period. At March 31, 2005, the two-year Treasury note yielded 3.80% and the 10-year note yielded 4.50%, a difference of 70 basis points (.70%). This compared to a spread of 151 basis points six months earlier and 226 basis points 12 months ago.

Looking ahead, the environment is likely to be a challenging one for investors, with diversification and selectivity becoming increasingly important themes. With this in mind, we encourage you to meet with your financial advisor to review your goals and asset allocation and to rebalance your portfolio, as necessary, to ensure it remains aligned with your objectives and risk tolerance. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Robert C. Doll, Jr.

                                                Robert C. Doll, Jr.
                                                President and Director/Trustee


      MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005     3

A Discussion With Your Fund's Portfolio Manager

The Fund provided excellent returns over the past six months, outperforming the broad-market MSCI World Index and the sector-specific MSCI World Financials Index.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended March 31, 2005, Merrill Lynch Global Financial Services Fund, Inc.'s Class A, Class B, Class C, Class I and Class R Shares had total returns of +15.73%, +15.29%, +15.26%, +15.89% and +15.58%, respectively.
(Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) The Fund significantly outperformed its unmanaged benchmarks, the Morgan Stanley Capital International (MSCI) World Index and the MSCI World Financials Index, which posted respective returns of +10.71% and +9.53% for the same period.

Most world stock markets rose during the six-month period, probably because of renewed optimism about the economies of the United States and China, the world's largest sources of economic growth. Concerns about inflation in both countries moderated on the belief that tighter monetary policy in the United States and administrative restrictions on lending in China were achieving their objectives. The general climate of controlled inflation and continued growth in economic output and corporate profits helped stocks. These factors were favorable to many stocks in the Fund, especially emerging market stocks. Stocks in South Korea, which has China and the United States as its largest export markets, were the biggest beneficiaries, but stocks in other emerging markets, such as Indonesia and India, also did quite well. The two other large concentrations of stocks in the Fund, namely Bermuda insurance stocks and mortgage lenders in the United States, did not do as well. Insurance stocks performed poorly, although the Fund did not suffer on a relative basis because it did not hold any shares of American International Group (AIG), a typically large holding in many funds, which performed poorly. Mortgage companies in the Fund showed average performance, except for a single stock, the Kensington Group Plc, which contributed over 30% of the Fund's overall relative performance. The Kensington Group is a specialty mortgage lender in the United Kingdom that was purchased at a low price during the period and that announced exceptionally good results for its 2004 fiscal year.

What changes were made to the Portfolio during the period?

Portfolio activity during the period was, as usual, the combined effect of a stable long-term outlook on the businesses underlying the stocks in the Portfolio and a quick reaction to changes in relative prices. The major examples of such portfolio activity were the purchases of New Century Financial Corp. and the Kensington Group, both specialty mortgage lenders catering to borrowers who have lower credit ratings or difficulty documenting their creditworthiness. These two companies were the largest two holdings in the Portfolio by the end of the period, with a combined weight of 13.7%, compared to a 1.1% weight at the beginning of the period. This percentage increase was offset by selling most of Freddie Mac and trimming several emerging market stocks. It is typical of the Portfolio's approach that the investment view on the stocks that were sold did not change for the worse; in fact, if anything, it became more positive, as was the case with most South Korean stocks. The rationale behind portfolio activity was merely the relative attractiveness of various investment options, which changed as a result of stock prices rather than as a result of a change in the business outlook.

How would you characterize the Portfolio's position at the close of the period?

The Portfolio continues to be focused on what appear to be the best bargains in financial stocks globally, namely mortgage lenders, property and casualty insurers, and emerging markets. The groups that are left out or underrepresented include large financial conglomerates, such as AIG, Citigroup and HSBC; retail banks in the United States and Western Europe; and life insurers.


4     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005

Mortgage lenders are attractive for reasons that are so obvious that they may at times be forgotten by some investors. Residential mortgages are just about the safest form of lending, in our view, since they are protected by the underlying properties and since borrowers are keen not to lose their residences. In fact, losses on typical residential mortgages tend to be extremely low, and most of the risk consists of interest rate risk (that is, a potential reduction in the spread between the rates at which the mortgage lenders borrow and lend). This interest rate risk typically is hedged by the companies in which the Portfolio invests. Since many investors nonetheless are concerned about mortgage lenders, it is possible to buy fast-growing, very profitable and safe companies at surprisingly low prices. This accounts for the concentration of mortgage lenders in the Portfolio.

Property and casualty insurers make up another group with good profits, good growth, and low stock prices, although short-term results tend to be more volatile than most other financial stocks because of the unpredictability of claim occurrences. The Portfolio accordingly has a large concentration in property and casualty insurance stocks, especially Bermuda companies that specialize in reinsurance and "excess loss" insurance (that is, insuring losses exceeding a pre-contracted amount). The U.S. and Bermuda property and casualty stocks in the Portfolio, much like other such stocks, have not performed well. The two main reasons have been losses following exceptionally severe hurricanes in late summer 2004 in the United States and the investigation of some brokerage and reinsurance transactions by the New York attorney general. There is no reason to believe that the long-term outlook of the major insurance holdings in the Portfolio has changed as a result of these two factors and, accordingly, the weight of these holdings generally has been increased.

The third favored group in the Fund is emerging market stocks, mostly retail banks, with a major emphasis on South Korea and sizable holdings in Indonesia, India and other markets. The investment case in South Korea is especially compelling. South Korea has some of the best long-term economic growth prospects in the world, as a result of a "can-do" attitude in many technological activities. South Korea has become a major force in consumer electronics, including wireless telephones and televisions, as well as in automobiles, in semiconductors, and in steel production, despite its relatively small population when compared to Japan. Many Korean companies, including banks, are managed with a focus on profitability and are beneficiaries of economic growth in China, which is the largest export market for Korea. To top it all off, South Korean companies should get an extra boost when domestic consumption rises again, which appears likely soon. Despite all these attractions, Korean stocks sell at low valuations, which likely are a leftover from the fears of a repeat of the 1998 Asian crisis, when the devaluation of the won made many companies unable to service their dollar debt. Such fears do not appear to have a basis today.

Finally, some of the groups that are underrepresented in the Fund today, mostly retail banks in the United States and Western Europe, include many companies with attractive characteristics, such as a return on capital of about 20%, growth of about 10%, and a current dividend of about 3% or better. The only reason for not purchasing such companies for the Portfolio is that there are more attractive opportunities, price wise, elsewhere, as discussed above. Should relative pricing conditions change, the composition of the Portfolio likely will change accordingly.

We thank you for your continued support of Merrill Lynch Global Financial Services Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Walid Kassem
Vice President and Portfolio Manager

April 18, 2005


      MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005     5

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and an account maintenance fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of the Class I Shares (which have no distribution or account maintenance fees) restated for Class R Share fees.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                   6-Month            12-Month          Since Inception
As of March 31, 2005                                            Total Return        Total Return         Total Return
=======================================================================================================================
ML Global Financial Services Fund, Inc. Class A Shares*            +15.73%             +12.92%             + 99.79%
-----------------------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class B Shares*            +15.29              +12.13              + 91.81
-----------------------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class C Shares*            +15.26              +12.09              + 91.65
-----------------------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class I Shares*            +15.89              +13.24              +102.50
-----------------------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class R Shares*            +15.58              +12.66              + 98.27
-----------------------------------------------------------------------------------------------------------------------
MSCI World Index**                                                 +10.71              +10.56              -  7.43
-----------------------------------------------------------------------------------------------------------------------
MSCI World Financial Index***                                      + 9.53              + 8.17              + 21.37
-----------------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Since inception total return is from 11/26/99.
** This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States. Since inception total return is from 11/26/99.
*** This Index is comprised of the constituents of the MSCI World Index that are classified into the financial sector. This sector contains companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment and real estate including REITS. Since inception total return is from 11/30/99.


6     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005

Performance Data (concluded)

Average Annual Total Return

                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 3/31/05                               +12.92%          + 6.99%
--------------------------------------------------------------------------------
Five Years Ended 3/31/05                             +14.30           +13.08
--------------------------------------------------------------------------------
Inception (11/26/99)
through 3/31/05                                      +13.82           +12.68
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                      Return          Return
                                                   Without CDSC     With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 3/31/05                               +12.13%          + 8.23%
--------------------------------------------------------------------------------
Five Years Ended 3/31/05                             +13.42           +13.18
--------------------------------------------------------------------------------
Inception (11/26/99)
through 3/31/05                                      +12.96           +12.85
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                     Return            Return
                                                  Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 3/31/05                               +12.09%          +11.12%
--------------------------------------------------------------------------------
Five Years Ended 3/31/05                             +13.40           +13.40
--------------------------------------------------------------------------------
Inception (11/26/99)
through 3/31/05                                      +12.94           +12.94
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 3/31/05                               +13.24%          + 7.30%
--------------------------------------------------------------------------------
Five Years Ended 3/31/05                             +14.59           +13.36
--------------------------------------------------------------------------------
Inception (11/26/99)
through 3/31/05                                      +14.11           +12.97
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

--------------------------------------------------------------------------------
Class R Shares                                                           Return
================================================================================
One Year Ended 3/31/05                                                   +12.66%
--------------------------------------------------------------------------------
Five Years Ended 3/31/05                                                 +14.15
--------------------------------------------------------------------------------
Inception (11/26/99) through 3/31/05                                     +13.66
--------------------------------------------------------------------------------


      MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005     7

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on October 1, 2004 and held through March 31, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                         Expenses Paid
                                                      Beginning                   Ending               During the Period*
                                                    Account Value             Account Value            October 1, 2004 to
                                                   October 1, 2004            March 31, 2005             March 31, 2005
=========================================================================================================================
Actual
=========================================================================================================================
Class A                                                 $1,000                   $1,157.30                   $ 9.20
-------------------------------------------------------------------------------------------------------------------------
Class B                                                 $1,000                   $1,152.90                   $13.31
-------------------------------------------------------------------------------------------------------------------------
Class C                                                 $1,000                   $1,152.60                   $13.31
-------------------------------------------------------------------------------------------------------------------------
Class I                                                 $1,000                   $1,158.90                   $ 7.54
-------------------------------------------------------------------------------------------------------------------------
Class R                                                 $1,000                   $1,155.80                   $10.32
=========================================================================================================================
Hypothetical (5% annual return before expenses)**
=========================================================================================================================
Class A                                                 $1,000                   $1,016.40                   $ 8.60
-------------------------------------------------------------------------------------------------------------------------
Class B                                                 $1,000                   $1,012.57                   $12.44
-------------------------------------------------------------------------------------------------------------------------
Class C                                                 $1,000                   $1,012.57                   $12.44
-------------------------------------------------------------------------------------------------------------------------
Class I                                                 $1,000                   $1,017.95                   $ 7.04
-------------------------------------------------------------------------------------------------------------------------
Class R                                                 $1,000                   $1,015.36                   $ 9.65
-------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.71% for Class A, 2.48% for Class B, 2.48% for Class C, 1.40% for Class I and 1.92% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


8     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005

Statement of Assets and Liabilities
                              Merrill Lynch Global Financial Services Fund, Inc.

As of March 31, 2005
==============================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------
                       Investment in Global Financial Services Portfolio
                        (the "Portfolio"), at value (identified cost--$88,459,019) ....                          $ 105,138,233
                       Prepaid expenses ...............................................                                 39,790
                                                                                                                 -------------
                       Total assets ...................................................                            105,178,023
                                                                                                                 -------------
==============================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor .................................................      $      47,614
                          Other affiliates ............................................             35,023
                          Administrative fees .........................................             25,899             108,536
                                                                                             -------------
                       Accrued expenses ...............................................                                 17,066
                                                                                                                 -------------
                       Total liabilities ..............................................                                125,602
                                                                                                                 -------------
==============================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------
                       Net assets .....................................................                          $ 105,052,421
                                                                                                                 =============
==============================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.10 par value, 100,000,000
                        shares authorized .............................................                          $      61,701
                       Class B Shares of Common Stock, $.10 par value, 100,000,000
                        shares authorized .............................................                                234,002
                       Class C Shares of Common Stock, $.10 par value, 100,000,000
                        shares authorized .............................................                                135,083
                       Class I Shares of Common Stock, $.10 par value, 100,000,000
                        shares authorized .............................................                                309,558
                       Class R Shares of Common Stock, $.10 par value, 100,000,000
                        shares authorized .............................................                                 10,752
                       Paid-in capital in excess of par ...............................                             83,963,386
                       Undistributed investment income--net ...........................      $     366,974
                       Undistributed realized capital gains allocated from the
                        Portfolio--net ................................................          3,291,751
                       Unrealized appreciation allocated from the Portfolio--net ......         16,679,214
                                                                                             -------------
                       Total accumulated earnings--net ................................                             20,337,939
                                                                                                                 -------------
                       Net Assets .....................................................                          $ 105,052,421
                                                                                                                 =============
==============================================================================================================================
Net Asset Value
------------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $8,684,257 and 617,010 shares
                        outstanding ...................................................                          $       14.07
                                                                                                                 =============
                       Class B--Based on net assets of $32,472,330 and 2,340,020 shares
                        outstanding ...................................................                          $       13.88
                                                                                                                 =============
                       Class C--Based on net assets of $18,655,248 and 1,350,832 shares
                        outstanding ...................................................                          $       13.81
                                                                                                                 =============
                       Class I--Based on net assets of $43,749,147 and 3,095,582 shares
                        outstanding ...................................................                          $       14.13
                                                                                                                 =============
                       Class R--Based on net assets of $1,491,439 and 107,522 shares
                        outstanding ...................................................                          $       13.87
                                                                                                                 =============

      See Notes to Financial Statements.


      MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005     9

Statement of Operations       Merrill Lynch Global Financial Services Fund, Inc.

For the Six Months Ended March 31, 2005
==============================================================================================================================
Investment Income Allocated from the Portfolio--Net
------------------------------------------------------------------------------------------------------------------------------
                       Investment income allocated from the Portfolio:
                          Dividends (net of $64,592 foreign withholding tax) ..........                          $   1,193,119
                          Interest from affiliates ....................................                                 20,348
                          Securities lending--net .....................................                                    239
                          Expenses ....................................................                               (299,588)
                                                                                                                 -------------
                       Net income .....................................................                                914,118
                                                                                                                 -------------
==============================================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------------------------
                       Account maintenance and distribution fees--Class B .............      $     171,566
                       Administration fees ............................................            136,706
                       Account maintenance and distribution fees--Class C .............             92,146
                       Registration fees ..............................................             29,385
                       Printing and shareholder reports ...............................             27,382
                       Transfer agent fees--Class B ...................................             24,501
                       Professional fees ..............................................             16,162
                       Transfer agent fees--Class C ...................................             13,586
                       Account maintenance fees--Class A ..............................             11,068
                       Transfer agent fees--Class I ...................................              8,928
                       Transfer agent fees--Class A ...................................              5,522
                       Account maintenance and distribution fees--Class R .............              2,087
                       Transfer agent fees--Class R ...................................                489
                       Other ..........................................................              7,613
                                                                                             -------------
                       Total expenses .................................................                                547,141
                                                                                                                 -------------
                       Investment income--net .........................................                                366,977
                                                                                                                 -------------
==============================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Portfolio--Net
------------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments (including $898 from foreign capital gain
                           tax)--net ..................................................          5,205,936
                          Foreign currency transactions--net ..........................            (15,191)          5,190,745
                                                                                             -------------
                       Change in unrealized appreciation (including $71,860 from
                        deferred foreign capital gain tax)--net .......................                              3,706,789
                                                                                                                 -------------
                       Total realized and unrealized gain--net ........................                              8,897,534
                                                                                                                 -------------
                       Net Increase in Net Assets Resulting from Operations ...........                          $   9,264,511
                                                                                                                 =============

      See Notes to Financial Statements.


10    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005

Statements of Changes in Net Assets
                              Merrill Lynch Global Financial Services Fund, Inc.

                                                                                              For the Six           For the
                                                                                             Months Ended          Year Ended
                                                                                               March 31,         September 30,
Increase (Decrease) in Net Assets:                                                                2005                2004
==============================================================================================================================
Operations
------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net .........................................      $     366,977       $     531,791
                       Realized gain--net .............................................          5,190,745          11,602,587
                       Change in unrealized appreciation--net .........................          3,706,789           3,972,700
                                                                                             ---------------------------------
                       Net increase in net assets resulting from operations ...........          9,264,511          16,107,078
                                                                                             ---------------------------------
==============================================================================================================================
Dividends and Distributions to Shareholders
------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A .....................................................            (81,274)                 --
                          Class B .....................................................           (113,482)                 --
                          Class C .....................................................            (82,807)                 --
                          Class I .....................................................           (137,854)                 --
                          Class R .....................................................             (6,963)                 --
                       Realized gain--net:
                          Class A .....................................................         (1,108,186)           (961,927)
                          Class B .....................................................         (4,533,317)         (4,081,132)
                          Class C .....................................................         (2,386,249)         (1,616,424)
                          Class I .....................................................         (1,566,016)         (1,398,493)
                          Class R .....................................................            (91,305)             (8,157)
                                                                                             ---------------------------------
                       Net decrease in net assets resulting from dividends and
                        distributions to shareholders .................................        (10,107,453)         (8,066,133)
                                                                                             ---------------------------------
==============================================================================================================================
Capital Share Transactions
------------------------------------------------------------------------------------------------------------------------------
                       Net increase (decrease) in net assets derived from capital share
                        transactions ..................................................         35,174,382          (7,458,905)
                                                                                             ---------------------------------
==============================================================================================================================
Redemption Fees
------------------------------------------------------------------------------------------------------------------------------
                       Redemption fees ................................................                531                  23
                                                                                             ---------------------------------
==============================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ...................................         34,331,971             582,063
                       Beginning of period ............................................         70,720,450          70,138,387
                                                                                             ---------------------------------
                       End of period* .................................................      $ 105,052,421       $  70,720,450
                                                                                             =================================
                          * Undistributed investment income--net ......................      $     366,974       $     422,377
                                                                                             =================================

      See Notes to Financial Statements.


      MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005    11

Financial Highlights          Merrill Lynch Global Financial Services Fund, Inc.

                                                                                              Class A
                                                                 -----------------------------------------------------------------
                                                               For the Six
                                                               Months Ended              For the Year Ended September 30,
The following per share data and ratios have been derived        March 31,      --------------------------------------------------
from information provided in the financial statements.             2005           2004          2003          2002          2001
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...  $  14.06       $  12.71      $   9.43      $  10.87      $  12.26
                                                                 -----------------------------------------------------------------
                       Investment income--net*** ..............       .08            .17           .06           .02           .05
                       Realized and unrealized gain (loss)--net      2.10           2.76          3.53         (1.07)        (1.20)
                                                                 -----------------------------------------------------------------
                       Total from investment operations .......      2.18           2.93          3.59         (1.05)        (1.15)
                                                                 -----------------------------------------------------------------
                       Less dividends and distributions from:
                          Investment income--net ..............      (.15)            --            --            --            --
                          Realized gain--net ..................     (2.02)         (1.58)         (.31)         (.39)         (.24)
                                                                 -----------------------------------------------------------------
                       Total dividends and distributions ......     (2.17)         (1.58)         (.31)         (.39)         (.24)
                                                                 -----------------------------------------------------------------
                       Net asset value, end of period .........  $  14.07       $  14.06      $  12.71      $   9.43      $  10.87
                                                                 =================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....     15.73%@        24.75%        38.83%       (10.15%)       (9.51%)
                                                                 =================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses+ ..............................      1.71%*         1.78%         1.86%         1.76%         1.50%
                                                                 =================================================================
                       Investment income--net .................      1.10%*         1.21%          .59%          .17%          .46%
                                                                 =================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)  $  8,684       $  8,684      $  7,800      $  5,520      $  8,032
                                                                 =================================================================
                       Portfolio turnover of Global Financial
                        Services Portfolio ....................     39.92%        115.38%       205.93%       144.60%       111.71%
                                                                 =================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.


12    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005

                              Merrill Lynch Global Financial Services Fund, Inc.

                                                                                              Class B
                                                                 -----------------------------------------------------------------
                                                               For the Six
                                                               Months Ended              For the Year Ended September 30,
The following per share data and ratios have been derived        March 31,      --------------------------------------------------
from information provided in the financial statements.             2005           2004          2003          2002          2001
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...  $  13.86       $  12.51      $   9.36      $  10.78      $  12.18
                                                                 -----------------------------------------------------------------
                       Investment income (loss)--net*** .......       .02            .06          (.03)         (.07)         (.03)
                       Realized and unrealized gain (loss)--net      2.07           2.74          3.49         (1.06)        (1.20)
                                                                 -----------------------------------------------------------------
                       Total from investment operations .......      2.09           2.80          3.46         (1.13)        (1.23)
                                                                 -----------------------------------------------------------------
                       Less dividends and distributions from:
                          Investment income--net ..............      (.05)            --            --            --            --
                          Realized gain--net ..................     (2.02)         (1.45)         (.31)         (.29)         (.17)
                                                                 -----------------------------------------------------------------
                       Total dividends and distributions ......     (2.07)         (1.45)         (.31)         (.29)         (.17)
                                                                 -----------------------------------------------------------------
                       Net asset value, end of period .........  $  13.88       $  13.86      $  12.51      $   9.36      $  10.78
                                                                 =================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....     15.29%@        23.89%        37.71%       (10.83%)      (10.21%)
                                                                 =================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses+ ..............................      2.48%*         2.55%         2.64%         2.53%         2.28%
                                                                 =================================================================
                       Investment income (loss)--net ..........       .35%*          .46%         (.24%)        (.60%)        (.30%)
                                                                 =================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)  $ 32,472       $ 33,733      $ 37,202      $ 36,476      $ 59,928
                                                                 =================================================================
                       Portfolio turnover of Global Financial
                        Services Portfolio ....................     39.92%        115.38%       205.93%       144.60%       111.71%
                                                                 =================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.


      MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005    13

                              Merrill Lynch Global Financial Services Fund, Inc.

                                                                                              Class C
                                                                 -----------------------------------------------------------------
                                                               For the Six
                                                               Months Ended              For the Year Ended September 30,
The following per share data and ratios have been derived        March 31,      --------------------------------------------------
from information provided in the financial statements.             2005           2004          2003          2002          2001
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...  $  13.82       $  12.51      $   9.36      $  10.78      $  12.18
                                                                 -----------------------------------------------------------------
                       Investment income (loss)--net*** .......       .03            .07          (.02)         (.07)         (.04)
                       Realized and unrealized gain (loss)--net      2.05           2.72          3.48         (1.06)        (1.19)
                                                                 -----------------------------------------------------------------
                       Total from investment operations .......      2.08           2.79          3.46         (1.13)        (1.23)
                                                                 -----------------------------------------------------------------
                       Less dividends and distributions from:
                          Investment income--net ..............      (.07)            --            --            --            --
                          Realized gain--net ..................     (2.02)         (1.48)         (.31)         (.29)         (.17)
                                                                 -----------------------------------------------------------------
                       Total dividends and distributions ......     (2.09)         (1.48)         (.31)         (.29)         (.17)
                                                                 -----------------------------------------------------------------
                       Net asset value, end of period .........  $  13.81       $  13.82      $  12.51      $   9.36      $  10.78
                                                                 =================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....     15.26%@        23.83%        37.71%       (10.84%)      (10.21%)
                                                                 =================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses+ ..............................      2.48%*         2.56%         2.64%         2.55%         2.29%
                                                                 =================================================================
                       Investment income (loss)--net ..........       .39%*          .48%         (.22%)        (.61%)        (.31%)
                                                                 =================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)  $ 18,655       $ 16,714      $ 13,762      $  9,666      $ 14,805
                                                                 =================================================================
                       Portfolio turnover of Global Financial
                        Services Portfolio ....................     39.92%        115.38%       205.93%       144.60%       111.71%
                                                                 =================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.


14    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005

                              Merrill Lynch Global Financial Services Fund, Inc.

                                                                                              Class I
                                                                 -----------------------------------------------------------------
                                                               For the Six
                                                               Months Ended              For the Year Ended September 30,
The following per share data and ratios have been derived        March 31,      --------------------------------------------------
from information provided in the financial statements.             2005           2004          2003          2002          2001
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...  $  14.12       $  12.76      $   9.45      $  10.89      $  12.29
                                                                 -----------------------------------------------------------------
                       Investment income--net*** ..............       .19            .20           .09           .05           .08
                       Realized and unrealized gain (loss)--net      2.02           2.78          3.53         (1.07)        (1.21)
                                                                 -----------------------------------------------------------------
                       Total from investment operations .......      2.21           2.98          3.62         (1.02)        (1.13)
                                                                 -----------------------------------------------------------------
                       Less dividends and distributions from:
                          Investment income--net ..............      (.18)            --            --            --            --
                          Realized gain--net ..................     (2.02)         (1.62)         (.31)         (.42)         (.27)
                                                                 -----------------------------------------------------------------
                       Total dividends and distributions ......     (2.20)         (1.62)         (.31)         (.42)         (.27)
                                                                 -----------------------------------------------------------------
                       Net asset value, end of period .........  $  14.13       $  14.12      $  12.76      $   9.45      $  10.89
                                                                 =================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....     15.89%@        25.09%        39.10%        (9.85%)       (9.36%)
                                                                 =================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses+ ..............................      1.40%*         1.53%         1.60%         1.51%         1.27%
                                                                 =================================================================
                       Investment income--net .................      2.77%*         1.46%          .81%          .43%          .71%
                                                                 =================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)  $ 43,749       $ 11,034      $ 11,325      $  8,641      $ 12,741
                                                                 =================================================================
                       Portfolio turnover of Global Financial
                        Services Portfolio ....................     39.92%        115.38%       205.93%       144.60%       111.71%
                                                                 =================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.


      MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005    15

Financial Highlights (concluded)
                              Merrill Lynch Global Financial Services Fund, Inc.

                                                                                                       Class R
                                                                                      ------------------------------------------
                                                                                      For the                          For the
                                                                                        Six             For the         Period
                                                                                      Months             Year           Jan. 3,
                                                                                       Ended             Ended         2003+ to
The following per share data and ratios have been derived                             March 31,         Sept. 30,      Sept. 30,
from information provided in the financial statements.                                  2005              2004           2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ....................      $   13.91         $   12.62      $   10.16
                                                                                      ------------------------------------------
                       Investment income--net*** ...............................            .09               .14            .04
                       Realized and unrealized gain--net .......................           2.04              2.74           2.42
                                                                                      ------------------------------------------
                       Total from investment operations ........................           2.13              2.88           2.46
                                                                                      ------------------------------------------
                       Less dividends and distributions from:
                          Investment income--net ...............................           (.15)               --             --
                          Realized gain--net ...................................          (2.02)            (1.59)            --
                                                                                      ------------------------------------------
                       Total dividends and distributions .......................          (2.17)            (1.59)            --
                                                                                      ------------------------------------------
                       Net asset value, end of period ..........................      $   13.87         $   13.91      $   12.62
                                                                                      ==========================================
================================================================================================================================
Total Investment Return**
--------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ......................          15.58%@           24.51%         24.21%@
                                                                                      ==========================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Expenses**** ............................................           1.92%*            2.11%          2.17%*
                                                                                      ==========================================
                       Investment income--net ..................................           1.26%*             .99%           .45%*
                                                                                      ==========================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ................      $   1,491         $     555      $      49
                                                                                      ==========================================
                       Portfolio turnover of Global Financial Services Portfolio          39.92%           115.38%        205.93%
                                                                                      ==========================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
****  Includes the Fund's share of the Portfolio's allocated expenses.
+     Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


16    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005

Notes to Financial Statements
                              Merrill Lynch Global Financial Services Fund, Inc.

1. Significant Accounting Policies:

Merrill Lynch Global Financial Services Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Global Financial Services Portfolio (the "Portfolio"), which is a portfolio of Global Financial Services Master Trust, that has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at March 31, 2005, was 100%. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on certain changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                  Account           Distribution
                                              Maintenance Fee           Fee
--------------------------------------------------------------------------------
Class A ..............................              .25%                --
Class B ..............................              .25%               .75%
Class C ..............................              .25%               .75%
Class R ..............................              .25%               .25%
--------------------------------------------------------------------------------


      MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005    17

                              Merrill Lynch Global Financial Services Fund, Inc.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the six months ended March 31, 2005, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                     FAMD                 MLPF&S
--------------------------------------------------------------------------------
Class A ............................                $  364                $5,686
Class I ............................                    --                $    3
--------------------------------------------------------------------------------

For the six months ended March 31, 2005, MLPF&S received contingent deferred sales charges of $10,907 and $2,123 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $35,174,382 and $(7,458,905) for the six months ended March 31, 2005 and for the year ended September 30, 2004, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended March 31, 2005                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..........................              61,079         $    879,351
Shares issued to shareholders in
   reinvestment of dividends
   and distributions .................              74,811            1,036,129
Automatic conversion of shares .......              36,080              531,895
                                              ---------------------------------
Total issued .........................             171,970            2,447,375
Shares redeemed ......................            (172,397)          (2,575,750)
                                              ---------------------------------
Net decrease .........................                (427)        $   (128,375)
                                              =================================

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended September 30, 2004                           Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..........................             169,917         $  2,380,633
Shares issued to shareholders in
   reinvestment of distributions .....              70,612              875,587
Automatic conversion of shares .......              57,760              793,529
                                              ---------------------------------
Total issued .........................             298,289            4,049,749
Shares redeemed ......................            (294,621)          (4,106,372)
                                              ---------------------------------
Net increase (decrease) ..............               3,668         $    (56,623)
                                              =================================

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended March 31, 2005                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..........................             134,799         $  1,920,369
Shares issued to shareholders in
   reinvestment of dividends
   and distributions .................             284,042            3,888,536
                                              ---------------------------------
Total issued .........................             418,841            5,808,905
                                              ---------------------------------
Automatic conversion of shares .......             (36,611)            (531,895)
Shares redeemed ......................            (476,637)          (6,869,913)
                                              ---------------------------------
Total redeemed .......................            (513,248)          (7,401,808)
                                              ---------------------------------
Net decrease .........................             (94,407)        $ (1,592,903)
                                              =================================

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended September 30, 2004                           Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..........................             179,988         $  2,446,506
Shares issued to shareholders in
   reinvestment of distributions .....             264,693            3,253,082
                                              ---------------------------------
Total issued .........................             444,681            5,699,588
                                              ---------------------------------
Automatic conversion of shares .......             (58,493)            (793,529)
Shares redeemed ......................            (925,089)         (12,560,184)
                                              ---------------------------------
Total redeemed .......................            (983,582)         (13,353,713)
                                              ---------------------------------
Net decrease .........................            (538,901)        $ (7,654,125)
                                              =================================


18    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005

Notes to Financial Statements (concluded)
                              Merrill Lynch Global Financial Services Fund, Inc.

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended March 31, 2005                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..........................             180,094         $  2,543,046
Shares issued to shareholders in
   reinvestment of dividends
   and distributions .................             165,876            2,259,235
                                              ---------------------------------
Total issued .........................             345,970            4,802,281
Shares redeemed ......................            (204,862)          (2,928,821)
                                              ---------------------------------
Net increase .........................             141,108         $  1,873,460
                                              =================================

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended September 30, 2004                           Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..........................             237,793         $  3,267,034
Shares issued to shareholders in
   reinvestment of distributions .....             117,887            1,445,300
                                              ---------------------------------
Total issued .........................             355,680            4,712,334
Shares redeemed ......................            (246,220)          (3,334,545)
                                              ---------------------------------
Net increase .........................             109,460         $  1,377,789
                                              =================================

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                     Dollar
Ended March 31, 2005                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..........................           2,337,619         $ 34,488,155
Shares issued to shareholders in
   reinvestment of dividends
   and distributions .................             110,858            1,540,920
                                              ---------------------------------
Total issued .........................           2,448,477           36,029,075
Shares redeemed ......................            (134,255)          (1,959,078)
                                              ---------------------------------
Net increase .........................           2,314,222         $ 34,069,997
                                              =================================

-------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended September 30, 2004                           Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..........................             235,571         $  3,258,165
Shares issued to shareholders in
   reinvestment of distributions .....             104,603            1,300,211
                                              ---------------------------------
Total issued .........................             340,174            4,558,376
Shares redeemed ......................            (446,456)          (6,182,958)
                                              ---------------------------------
Net decrease .........................            (106,282)        $ (1,624,582)
                                              =================================

-------------------------------------------------------------------------------
Class R Shares for the Six Months                                     Dollar
Ended March 31, 2005                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..........................              88,943         $  1,261,179
Shares issued to shareholders in
   reinvestment of dividends
   and distributions .................               7,194               98,268
                                              ---------------------------------
Total issued .........................              96,137            1,359,447
Shares redeemed ......................             (28,524)            (407,244)
                                              ---------------------------------
Net increase .........................              67,613         $    952,203
                                              =================================

-------------------------------------------------------------------------------
Class R Shares for the Year                                           Dollar
Ended September 30, 2004                           Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..........................              38,284         $    531,927
Shares issued to shareholders in
   reinvestment of distributions .....                 664                8,157
                                              ---------------------------------
Total issued .........................              38,948              540,084
Shares redeemed ......................              (2,946)             (41,448)
                                              ---------------------------------
Net increase .........................              36,002         $    498,636
                                              =================================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.


      MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005    19

Schedule of Investments                      Global Financial Services Portfolio

                                                                                                                         Value
Europe              Industry*                         Shares Held       Common Stocks                             (in U.S. dollars)
===================================================================================================================================
Belgium--0.5%       Commercial Banks--0.2%                  1,900       KBC Bancassurance Holding                      $    160,630
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                  11,700       Fortis                                              334,225
                    Services--0.3%
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Belgium                      494,855
===================================================================================================================================
Denmark--0.9%       Commercial Banks--0.9%                 31,000       Danske Bank A/S                                     901,792
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Denmark                      901,792
===================================================================================================================================
France--0.0%        Insurance--0.0%                           700       CNP Assurances                                       49,718
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in France                        49,718
===================================================================================================================================
Germany--4.6%       Capital Markets--2.0%                 142,000       MLP AG                                            2,068,803
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance--2.6%                        69,500       Hannover Rueckversicherungs AG Registered
                                                                        Shares                                            2,755,829
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Germany                    4,824,632
===================================================================================================================================
Hungary--0.4%       Commercial Banks--0.4%                 11,800       OTP Bank Rt                                         404,375
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Hungary                      404,375
===================================================================================================================================
Ireland--1.8%       Commercial Banks--1.8%                 29,100       Allied Irish Banks Plc                              610,789
                                                           50,500       Anglo Irish Bank Corp. Plc                        1,268,013
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Ireland                    1,878,802
===================================================================================================================================
Netherlands--0.8%   Commercial Banks--0.3%                 11,000       ABN AMRO Holding NV                                 273,628
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                  18,900       ING Groep NV CVA                                    572,325
                    Services--0.5%
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Netherlands              845,953
===================================================================================================================================
Russia--0.9%        Commercial Banks--0.9%                  1,690       Sberbank RF                                         995,410
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Russia                       995,410
===================================================================================================================================
Spain--0.2%         Commercial Banks--0.2%                  2,700       Banco Popular Espanol SA                            175,101
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance--0.0%                         1,700       Corporacion Mapfre SA                                26,248
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Spain                        201,349
===================================================================================================================================
Turkey--1.5%        Commercial Banks--1.5%                324,284       Akbank T.A.S.                                     1,572,795
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Turkey                     1,572,795
===================================================================================================================================
United Kingdom--    Capital Markets--0.3%                   9,200       Close Brothers Group Plc                            134,729
12.2%                                                      17,500       ICAP Plc                                             90,772
                                                            3,400       Man Group Plc                                        88,275
                                                                                                                       ------------
                                                                                                                            313,776
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks--1.6%                    700       Barclays Plc                                          7,156
                                                          177,000       Lloyds TSB Group Plc                              1,598,723
                                                           29,100       London Scottish Bank Plc                             68,735
                                                                                                                       ------------
                                                                                                                          1,674,614
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance--1.0%                 40,200       Cattles Plc                                         256,753
                                                           60,300       Provident Financial Plc                             806,719
                                                                                                                       ------------
                                                                                                                          1,063,472
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance--0.2%                        25,900       Jardine Lloyd Thompson Group Plc                    187,444
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance--9.1%      574,300       Kensington Group Plc                              6,456,955
                                                          211,100       Northern Rock Plc                                 3,167,238
                                                                                                                       ------------
                                                                                                                          9,624,193
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the United Kingdom        12,863,499
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Europe--23.8%             25,033,180
                    ===============================================================================================================


20    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005

Schedule of Investments (continued)     Global Financial Services Portfolio

                                                                                                                         Value
North America       Industry*                         Shares Held       Common Stocks                             (in U.S. dollars)
===================================================================================================================================
Bermuda--10.5%      Insurance--10.5%                       92,100       ACE Ltd.                                       $  3,800,967
                                                           12,100       Everest Re Group Ltd.                             1,029,831
                                                            8,600       Montpelier Re Holdings Ltd.                         302,290
                                                              800       PartnerRe Ltd.                                       51,680
                                                          125,100       RenaissanceRe Holdings Ltd.                       5,842,170
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Bermuda                   11,026,938
===================================================================================================================================
Canada--0.0%        Commercial Banks--0.0%                    117       Toronto-Dominion Bank                                 4,838
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Canada                         4,838
===================================================================================================================================
United States--     Capital Markets--2.7%                  46,700       Affiliated Managers Group (a)                     2,896,801
33.5%
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks--0.0%                    245       TD Banknorth, Inc.                                    7,654
                                                              300       U.S. Bancorp                                          8,646
                                                                                                                       ------------
                                                                                                                             16,300
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services &                   6,200       Equifax, Inc.                                       190,278
                    Supplies--0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance--2.2%                 31,200       Capital One Financial Corp.                       2,332,824
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance--7.8%                           500       Arthur J. Gallagher & Co.                            14,400
                                                          200,800       Bristol West Holdings, Inc.                       3,112,400
                                                              200       Brown & Brown, Inc.                                   9,218
                                                            2,000       Hilb Rogal & Hobbs Co.                               71,600
                                                          191,300       PXRE Group Ltd.                                   4,906,845
                                                              200       The Progressive Corp.                                18,352
                                                            1,000       Protective Life Corp.                                39,300
                                                                                                                       ------------
                                                                                                                          8,172,115
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate--18.1%                      1,000       AMB Property Corp.                                   37,800
                                                          218,200       American Home Mortgage Investment Corp.           6,249,248
                                                            1,400       Equity Office Properties Trust                       42,182
                                                          297,900       Friedman Billings Ramsey Group, Inc. Class A      4,727,673
                                                          169,700       New Century Financial Corp.                       7,945,354
                                                                                                                       ------------
                                                                                                                         19,002,257
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance--2.5%       59,400       Accredited Home Lenders Holding Co. (a)           2,152,062
                                                            7,000       Freddie Mac                                         442,400
                                                                                                                       ------------
                                                                                                                          2,594,462
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the United States         35,205,037
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in North America--44.0%      46,236,813
                    ===============================================================================================================

Pacific Basin/Asia
===================================================================================================================================
Australia--0.1%     Commercial Banks--0.1%                  2,700       National Australia Bank Ltd.                         59,211
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Australia                     59,211
===================================================================================================================================
China--0.1%         Real Estate--0.1%                     519,500       Beijing Capital Land Ltd.                           132,550
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in China                        132,550
===================================================================================================================================
Hong Kong--0.7%     Real Estate--0.7%                   1,164,000       China Resources Land Ltd.                           231,327
                                                          865,300       Hopson Development Holdings Ltd.                    477,064
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Hong Kong                    708,391
===================================================================================================================================
India--2.6%         Commercial Banks--2.6%                 21,100       HDFC Bank Ltd.                                      262,995
                                                          279,200       ICICI Bank Ltd.                                   2,512,896
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in India                      2,775,891
===================================================================================================================================
Indonesia--3.4%     Commercial Banks--3.4%              9,876,400       Bank Central Asia Tbk PT                          3,545,909
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Indonesia                  3,545,909
                    ===============================================================================================================


      MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005    21

Schedule of Investments (concluded)     Global Financial Services Portfolio

Pacific Basin/Asia                                                                                                       Value
(concluded)         Industry*                         Shares Held       Common Stocks                             (in U.S. dollars)
===================================================================================================================================
Japan--3.9%         Capital Markets--0.6%                  18,000       Daiichi Commodities Co. Ltd.                   $    110,565
                                                           24,000       Koyo Futures Co. Ltd.                               141,137
                                                            7,700       Nomura Holdings, Inc.                               107,984
                                                           70,700       Toyo Securities Co., Ltd.                           316,616
                                                                                                                       ------------
                                                                                                                            676,302
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks--0.7%                117,000       The Bank of Yokohama Ltd. (a)                       715,389
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance--2.2%                  5,800       Aeon Credit Service Co., Ltd.                       392,595
                                                           10,200       Aiful Corp. (a)                                     812,491
                                                           29,900       Credit Saison Co., Ltd.                           1,079,039
                                                                                                                       ------------
                                                                                                                          2,284,125
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                  31,000       ACE Koeki Co. Ltd.                                  182,881
                    Services--0.3%                         37,000       Gakken Credit Corp.                                 114,501
                                                                                                                       ------------
                                                                                                                            297,382
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate--0.1%                      14,600       Fuso Lexel, Inc.                                    121,212
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Japan                      4,094,410
===================================================================================================================================
South Korea--       Commercial Banks--10.6%               417,900       Daegu Bank                                        3,082,295
17.8%                                                     120,800       Hana Bank                                         3,330,773
                                                          199,500       Industrial Bank of Korea                          1,726,839
                                                          384,800       Pusan Bank                                        3,046,570
                                                                                                                       ------------
                                                                                                                         11,186,477
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance--7.2%                        35,600       Dongbu Insurance Co. Ltd.                           290,970
                                                          725,750       Korean Reinsurance Co.                            3,952,139
                                                          169,600       Oriental Fire & Marine Insurance Co., Ltd.        3,306,824
                                                                                                                       ------------
                                                                                                                          7,549,933
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in South Korea               18,736,410
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the
                                                                        Pacific Basin/Asia--28.6%                        30,052,772
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Common Stocks
                                                                        (Cost--$84,580,953)--96.4%                      101,322,765
                    ===============================================================================================================

                                                       Beneficial
                                                          Interest       Short-Term Securities
===================================================================================================================================
                                                       $5,613,811       Merrill Lynch Liquidity Series, LLC Cash
                                                                        Sweep Series I (b)                                5,613,811
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Short-Term Securities
                                                                        (Cost--$5,613,811)--5.3%                          5,613,811
===================================================================================================================================
                    Total Investments (Cost--$90,194,764**)--101.7%                                                     106,936,576

                    Liabilities in Excess of Other Assets--(1.7%)                                                        (1,798,343)
                                                                                                                       ------------
                    Net Assets--100.0%                                                                                 $105,138,233
                                                                                                                       ============

* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost .............................                 $ 91,227,069
                                                                   ============
      Gross unrealized appreciation ..............                 $ 17,826,290
      Gross unrealized depreciation ..............                   (2,116,783)
                                                                   ------------
      Net unrealized appreciation ................                 $ 15,709,507
                                                                   ============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                          Net          Interest
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                            $5,613,811      $   20,348
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                                    --      $      239
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


22    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005

Statement of Assets and Liabilities          Global Financial Services Portfolio

As of March 31, 2005
========================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value
                        (identified cost--$84,580,953) ..........................                          $ 101,322,765
                       Investments in affiliated securities, at value
                        (identified cost--$5,613,811) ...........................                              5,613,811
                       Foreign cash (cost--$298,543) ............................                                298,544
                       Receivables:
                          Dividends .............................................      $     710,334
                          Contributions .........................................            483,306
                          Interest from affiliates ..............................             17,266
                          Securities sold .......................................              2,560
                          Securities lending ....................................                 25           1,213,491
                                                                                       -------------
                       Prepaid expenses .........................................                                  3,290
                                                                                                           -------------
                       Total assets .............................................                            108,451,901
                                                                                                           -------------
========================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------
                       Deferred foreign capital gain tax ........................                                 71,796
                       Payables:
                          Securities purchased ..................................          3,029,167
                          Withdrawals ...........................................            147,389
                          Investment adviser ....................................             29,611
                          Other affiliates ......................................                783           3,206,950
                                                                                       -------------
                       Accrued expenses .........................................                                 34,922
                                                                                                           -------------
                       Total liabilities ........................................                              3,313,668
                                                                                                           -------------
========================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------
                       Net assets ...............................................                          $ 105,138,233
                                                                                                           =============
========================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------
                       Investor's capital .......................................                          $  88,459,019
                       Unrealized appreciation--net .............................                             16,679,214
                                                                                                           -------------
                       Net Assets ...............................................                          $ 105,138,233
                                                                                                           =============

      See Notes to Financial Statements.


      MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005    23

Statement of Operations                      Global Financial Services Portfolio

For the Six Months Ended March 31, 2005
========================================================================================================================
Investment Income
------------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $64,592 foreign withholding tax) .......                          $   1,193,119
                       Interest from affiliates .................................                                 20,348
                       Securities lending--net ..................................                                    239
                                                                                                           -------------
                       Total income .............................................                              1,213,706
                                                                                                           -------------
========================================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees .................................      $     156,451
                       Accounting services ......................................             49,500
                       Custodian fees ...........................................             36,789
                       Trustees' fees and expenses ..............................             25,813
                       Professional fees ........................................             21,066
                       Pricing fees .............................................              2,821
                       Printing and shareholder reports .........................                657
                       Other ....................................................              6,491
                                                                                       -------------
                       Total expenses ...........................................                                299,588
                                                                                                           -------------
                       Investment income--net ...................................                                914,118
                                                                                                           -------------
========================================================================================================================
Realized & Unrealized Gain (Loss)--Net
------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                        Investments (including $898 from foreign capital gain
                         tax)--net ..............................................          5,205,936
                        Foreign currency transactions--net ......................            (15,191)          5,190,745
                                                                                       -------------
                       Change in unrealized appreciation on:
                        Investments (including $71,860 from deferred foreign
                         capital gain tax)--net .................................          3,713,337
                        Foreign currency transactions--net ......................             (6,548)          3,706,789
                                                                                       ---------------------------------
                       Total realized and unrealized gain--net ..................                              8,897,534
                                                                                                           -------------
                       Net Increase in Net Assets Resulting from Operations .....                          $   9,811,652
                                                                                                           =============

      See Notes to Financial Statements.


24    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005

Statements of Changes in Net Assets          Global Financial Services Portfolio

                                                                                        For the Six          For the
                                                                                        Months Ended        Year Ended
                                                                                          March 31,        September 30,
Increase (Decrease) in Net Assets:                                                          2005               2004
========================================================================================================================
Operations
------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ...................................      $     914,118       $   1,667,386
                       Realized gain--net .......................................          5,190,745          11,602,587
                       Change in unrealized appreciation--net ...................          3,706,789           3,972,700
                                                                                       ---------------------------------
                       Net increase in net assets resulting from operations .....          9,811,652          17,242,673
                                                                                       ---------------------------------
========================================================================================================================
Capital Transactions
------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ..............................         49,915,188          18,766,602
                       Fair value of withdrawals ................................        (25,350,362)        (35,419,030)
                                                                                       ---------------------------------
                       Net increase (decrease) in net assets derived from capital
                        transactions ............................................         24,564,826         (16,652,428)
                                                                                       ---------------------------------
========================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets .............................         34,376,478             590,245
                       Beginning of period ......................................         70,761,755          70,171,510
                                                                                       ---------------------------------
                       End of period ............................................      $ 105,138,233       $  70,761,755
                                                                                       =================================

      See Notes to Financial Statements.

Financial Highlights                         Global Financial Services Portfolio

                                                                   For the Six
                                                                   Months Ended         For the Year Ended September 30,
The following ratios have been derived from                          March 31,   ---------------------------------------------
information provided in the financial statements.                      2005         2004        2003        2002         2001
==============================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------
                       Total investment return ................       16.21%+       25.86%      40.92%      (8.61%)         --
                                                                   ===========================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...............................         .77%*         .78%        .76%        .67%         .63%
                                                                   ===========================================================
                       Investment income--net .................        2.34%*        2.23%       1.64%       1.26%        1.34%
                                                                   ===========================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)    $105,138      $ 70,762    $ 70,172    $ 60,342     $ 95,504
                                                                   ===========================================================
                       Portfolio turnover .....................       39.92%       115.38%     205.93%     144.60%      111.71%
                                                                   ===========================================================

*     Annualized.
** Total investment return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Aggregate total investment return.

      See Notes to Financial Statements.


      MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005    25

Notes to Financial Statements                Global Financial Services Portfolio

1. Significant Accounting Policies:

Global Financial Services Portfolio (the "Portfolio") is part of Global Financial Services Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Equity securities that are held by the Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq, Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Portfolio under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.


26    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005

Notes to Financial Statements (continued)    Global Financial Services Portfolio

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies, both to increase the return of the Portfolio, and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Portfolio is considered as a "pass through" entity for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.


      MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005    27

Notes to Financial Statements (continued)    Global Financial Services Portfolio

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Portfolio pays a monthly fee at an annual rate of .40% of the average daily value of the Trusts' net assets. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which MLAM U.K. provides investment advisory services to FAM with respect to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Portfolio also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended March 31, 2005, MLIM, LLC received $103 in securities lending agent fees.

In addition, MLPF&S received $9,717 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended March 31, 2005.

For the six months ended March 31, 2005, the Portfolio reimbursed FAM $1,048 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLAM U.K., and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2005 were $52,985,411 and $31,223,401, respectively.


28    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005

Notes to Financial Statements (concluded)    Global Financial Services Portfolio

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .07% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Portfolio's election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the six months ended March 31, 2005. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.

5. Commitments:

At March 31, 2005, the Portfolio entered into foreign exchange contracts under which it agreed to purchase various foreign currencies with approximate value of $1,018,000.

Officers and Directors/Trustees

Robert C. Doll, Jr., President and Director/Trustee
Ronald W. Forbes, Director/Trustee
Cynthia A. Montgomery, Director/Trustee
Jean Margo Reid, Director/Trustee
Roscoe S. Suddarth, Director/Trustee
Richard R. West, Director/Trustee
Edward D. Zinbarg, Director/Trustee
Walid Kassem, Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Effective January 1, 2005, Terry K. Glenn, President and Director/Trustee and Kevin A. Ryan, Director/Trustee of Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust retired. The Fund's/Trust's Board of Directors/Trustees wishes Messrs. Glenn and Ryan well in their retirements.

Effective January 1, 2005, Robert C. Doll, Jr. became President and Director/Trustee of the Fund and the Trust.
--------------------------------------------------------------------------------


      MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005    29

Disclosure of Investment Advisory Agreement

Activities of and Composition of the Board of Directors

All but one member of the Board of Directors is an independent director whose only affiliation with Fund Asset Management, L.P. (the "Investment Adviser") or other Merrill Lynch affiliates is as a director of the Fund and certain other funds advised by the Investment Adviser or its affiliates. The Chairman of the Board is also an independent director. New director nominees are chosen as nominees by a Nominating Committee comprised of independent directors. All independent directors also are members of the Board's Audit Committee and the independent directors meet in executive session at each in-person Board meeting. The Board and the Audit Committee meet in person for at least two days each quarter and conduct other in person and telephone meetings throughout the year, some of which are formal board meetings, and some of which are informational meetings. The independent counsel to the independent directors attends all in person Board and Audit Committee meetings and other meetings at the independent directors' request.

Investment Advisory Agreement -- Matters Considered by the Board

Every year, the Board considers approval of the investment advisory agreement (the "Investment Advisory Agreement") between the Investment Adviser and Global Financial Services Master Trust, in which the Fund invests all of its assets (throughout this discussion the term "Fund" includes Global Financial Services Master Trust). The Board also reviews and evaluates the performance of and services provided by the Investment Adviser throughout each year. The Board also annually reviews and considers approval of the sub-advisory agreement on behalf of the Fund between the Investment Adviser and an affiliate. The Board assesses the nature, scope and quality of the services provided to the Fund by the personnel of the Investment Adviser, the sub-adviser and their affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Fund by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the Investment Adviser and its affiliates, including the sub-adviser. Among the matters considered are: (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution; (b) Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

The Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall quality of services provided by the Investment Adviser to be generally of high quality. The Board also believes that the Investment Adviser is financially sound and well managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. The Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, the Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps such as changing investment personnel.

Annual Consideration of Approval by the Board of Directors

In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreement and the sub-advisory agreement, the Board requests and receives materials specifically relating to the Fund's Investment Advisory Agreement and/or the sub-advisory agreement. These materials include (a) information compiled by Lipper Inc. ("Lipper") on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (b) sales and redemption data for the Fund; (c) a discussion by the Fund's portfolio management team of investment strategies used by the Fund during its most recent fiscal year; (d) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreement, the sub-advisory agreement and other relationships with the Fund; and (e) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as offshore funds under similar investment mandates and generally to institutional clients. The Board also considers other matters it deems important to the approval process such as payments made to the Investment Adviser or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, allocation of Fund brokerage (including the related benefits to the Investment Adviser of "soft dollars"), the Fund's portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and the sub-adviser and their affiliates from their relationship with the Fund.

Certain Specific Renewal Data

In connection with the most recent renewal of the Fund's Investment Advisory Agreement and the sub-advisory


30    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005
agreement in February 2005, the independent directors' and Board's review included the following:

The Investment Adviser's Services and Fund Performance -- The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Fund, and the sub-adviser. The Board focused primarily on the Investment Adviser's investment advisory services and the Fund's investment performance, having concluded that the other services provided to the Fund by the Investment Adviser were satisfactory. The Board compared Fund performance -- both including and excluding the effects of the Fund's fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches importance to performance over relatively long periods of time, typically three to five years. The Board noted that the Fund's performance within the group compared for the one, three and five year periods ranked in the top half and generally in the top 25% for all periods. The Board concluded that the Fund's performance supported the continuation of the Investment Advisory agreement.

The Investment Adviser's Personnel and Investment Process -- The Board reviews at least annually the Fund's investment objectives and strategies. The Board discusses with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equity investing group the strategies being used to achieve the stated objectives. Among other things, the Board considers the size, education and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviews the Investment Adviser's compensation policies and practices with respect to the Fund's portfolio manager. The Board also considered the experience of the Fund's portfolio manager and noted that Mr. Kassem, the Fund's portfolio manager, has more than ten years' experience investing in equity securities, including those of financial services companies. The Board concluded that the Investment Adviser and its investment staff and the Fund's portfolio manager have extensive experience in analyzing and managing the types of investments used by the Fund and that the Fund benefits from that expertise.

Management Fees and Other Expenses -- The Board reviews the Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory and administrative service fees and the effects of any fee waivers -- compared to the other funds in its Lipper category. It also compares the Fund's total expenses to those of other, comparable funds. The Board also considered the services provided to and the fees charged by the Investment Adviser to other types of clients, such as offshore funds, with similar investment mandates and noted that the fees charged by the Investment Adviser in those cases typically exceeded those being charged to the Fund. The Board also noted that, as a general matter, fees charged to institutional clients were lower than the fees charged to the Fund, but believed that less extensive services were being provided to such clients. The Board noted that, during its most recent fiscal year, the Fund ranked below the median of its comparable funds classified by Lipper with respect to both its contractual and actual management fee rates and above the median with respect to its overall operating expenses. The Board concluded that the Fund's management fee and fee rate and overall expense ratio are reasonable compared to those of comparable funds.

Profitability -- The Board considers the cost of the services provided to the Fund by the Investment Adviser and the Investment Adviser's and its affiliates' profits relating to the management and distribution of the Fund and the MLIM/FAM-advised funds. As part of its analysis, the Board reviewed the Investment Adviser's methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board believes the Investment Adviser's profits are reasonable in relation to the nature and quality of services provided.

Economies of Scale -- The Board considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board noted that there was no evidence that the Fund's assets have reached a level where such economies are effectively available and that it will continue to review the availability of such economies of scale if the Fund's assets increase to a level where economies can effectively be realized.

Conclusion

After the independent directors deliberated in executive session, the entire Board, including all of the independent directors, approved the renewal of the existing Investment Advisory Agreement and sub-advisory agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.


      MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.    MARCH 31, 2005    31

[LOGO] Merrill Lynch Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Global Financial Services Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                                 #MLGFSF -- 3/05

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust

Date: May 23, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust

Date: May 23, 2005